Income Taxes - Additional Information (Detail) - CAD CAD in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Effective income tax rate		26.75%	26.75%
Provisional charge for the estimated impact of U.S. Tax Reform, after-tax	CAD 1,800
Current tax receivable		CAD 778	CAD 446
Current tax payable		178	387
Deferred tax assets		4,569	4,439
Deferred tax assets - recognition dependent on future taxable profits		4,527	4,403
Operating tax loss carry forward		3,164	3,556
Operating tax loss carry forward expired in future		2,109
Operating tax loss carry forward without expiration date		159
Capital tax loss carry forward		8	9
Tax benefit on loss carry forwards for which deferred tax asset recognized		596	942
Tax benefit of loss carry forwards for which no deferred tax asset recognized		171	139
Tax credit carry forwards which expire in future		606	1,039
Tax credit carryforwards of which benefit not recognized		CAD 152	164
Tax credit/Loss carryforwards expiration period		Between the years 2020 and 2037
Deferred tax liability		CAD 1,281	1,359
Aggregate amount of taxable temporary differences associated with the Company's own investments in subsidiaries, not included in financial statements		CAD 11,780	CAD 13,102